Accounts Payable and Accrued Liabilities (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 744,191	$ 744,191
Accrued expenses	131,606	135,163
Legal fees	$ 95,669	$ 77,764